Material accounting policy information - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment
Property, plant and equipment
Estimated useful lives	3 years
Furniture and fitting
Property, plant and equipment
Estimated useful lives	3 years
Office equipment
Property, plant and equipment
Estimated useful lives	3 years